Submission	Nov. 03, 2026
Submission [Line Items]
Central Index Key	0001004158
Registrant Name	GS Mortgage Securities Corporation II
Registration File Number	333-286173
Form Type	SF-3
Submission Type	424H
Fee Exhibit Type	EX-FILING FEES